Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$423,671.59

Principal:
Principal Collections	$7,957,744.31
Prepayments in Full	$3,166,253.93
Liquidation Proceeds	$71,735.56
Recoveries	$68,978.83
Sub Total	$11,264,712.63
Collections	$11,688,384.22

Purchase Amounts:
Purchase Amounts Related to Principal	$296,878.05
Purchase Amounts Related to Interest	$1,469.92
Sub Total	$298,347.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,986,732.19

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,986,732.19
Servicing Fee	$102,121.92	$102,121.92	$0.00	$0.00	$11,884,610.27
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,884,610.27
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,884,610.27
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,884,610.27
Interest - Class A-4 Notes	$15,090.07	$15,090.07	$0.00	$0.00	$11,869,520.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,869,520.20
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$11,812,912.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,812,912.37
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$11,770,758.04
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,770,758.04
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$11,713,898.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,713,898.71
Regular Principal Payment	$11,255,118.52	$11,255,118.52	$0.00	$0.00	$458,780.19
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$458,780.19
Residual Released to Depositor	$0.00	$458,780.19	$0.00	$0.00	$0.00
Total		$11,986,732.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,255,118.52
Total					$11,255,118.52
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,255,118.52	$102.13	$15,090.07	$0.14	$11,270,208.59	$102.27
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$11,255,118.52	$7.50	$170,711.56	$0.11	$11,425,830.08	$7.61

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$16,313,586.57	0.1480362	$5,058,468.05	0.0459026
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$119,243,586.57	0.0795100	$107,988,468.05	0.0720053

Pool Information
Weighted Average APR	4.175%	4.199%
Weighted Average Remaining Term	18.76	18.08
Number of Receivables Outstanding	17,176	16,194
Pool Balance	$122,546,301.52	$110,910,885.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$119,243,586.57	$107,988,468.05
Pool Factor	0.0802530	0.0726332

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$2,922,417.05
Targeted Overcollateralization Amount	$2,922,417.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,922,417.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$142,804.57
(Recoveries)		121	$68,978.83
Net Loss for Current Collection Period			$73,825.74
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7229%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.0997%
Second Preceding Collection Period			0.1524%
Preceding Collection Period			0.3189%
Current Collection Period			0.7589%
Four Month Average (Current and Preceding Three Collection Periods)			0.3325%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,436	$11,136,856.32
(Cumulative Recoveries)			$2,341,642.94
Cumulative Net Loss for All Collection Periods			$8,795,213.38
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5760%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,048.72
Average Net Loss for Receivables that have experienced a Realized Loss			$1,617.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.08%	346	$3,414,190.11
61-90 Days Delinquent	0.22%	25	$245,243.32
91-120 Days Delinquent	0.10%	9	$107,916.90
Over 120 Days Delinquent	0.57%	42	$635,555.97
Total Delinquent Receivables	3.97%	422	$4,402,906.30

Repossession Inventory:
Repossessed in the Current Collection Period		15	$164,783.26
Total Repossessed Inventory		14	$197,535.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4373%
Preceding Collection Period			0.5240%
Current Collection Period			0.4693%
Three Month Average			0.4769%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer